JOHN HANCOCK VARIABLE ANNUITY ACCOUNT V
                          SUPPLEMENT DATED MAY 1, 2000
                                       TO
                          PROSPECTUS DATED MAY 1, 2000

Notwithstanding any language in the prospectus to the contrary, the following shall apply with respect to INDEPENDENCE 2000 VARIABLE ANNUITY contracts delivered or issued for delivery on or before May 1, 2000:

     (1) Your contract enables you to invest in the Global Equity variable investment option. If you select this variable investment option, we will invest your money in the corresponding Fund of the John Hancock Variable Series Trust I ("Trust"). We may modify or delete this investment option in the future.

     (2) The Annual Fund Expenses table on page 5 of the prospectus is supplemented with the following information on the Global Equity variable investment option:



                                                                 Investment     Other    Total Fund   Other Operating
                                                                 Management   Operating  Operating    Expenses Absent
Fund Name                                                           Fee        Expenses   Expenses     Reimbursement
                                                                 ----------   ---------  ----------   ---------------
John Hancock Variable Series Trust I (See Note 1 on page 5):
Global Equity.................................................      0.90%        0.10%      1.00%           0.50%

     (3) The examples on pages 7 and 8 of the prospectus are supplemented with the following information on the current expenses you would pay, directly or indirectly, on a $1,000 investment allocated to the Global
         Equity variable investment option, assuming a 5% annual return on assets (but not including any applicable premium taxes or any fees for optional benefit riders; actual expense may be greater or less than those shown above and in the Fee table on page 5 of the prospectus):

         If you "surrender" (turn in) your contract at the end of the applicable time period, you would pay $88 at the end of 1 year; $120 at the end of 3 years; $156 at the end of 5 years; and $276 at the end of 10 years.

         If you begin receiving payments under one of our annuity payment options at the end of the following time periods, or if you do not surrender your contact, you would pay $25 at the end of 1 year; $75 at the end of 3 years; $129 at the end of 5 years; and $276 at the end of 10 years.

     (4) The Global Equity variable investment option is subject to all the terms and conditions of the contracts and the procedures described in the prospectus (See "How can I change my contract's investment allocations?" beginning on page 14 of the prospectus.)


                                       1



                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT V
                    SUPPLEMENT DATED MAY 1, 2000 - continued


     (5) The Condensed Financial Information table beginning on page 40 is supplemented with the following selected data for Independence 2000 accumulation units for the Global Equity investment option. Values shown for 1998 begin on May 1, 1998:


                                                                          Year Ended             Year Ended
                                                                       December 31, 1999      December 31, 1998
                                                                       -----------------      -----------------
    Global Equity
    Accumulation share value:
     Beginning of period ................................................    $10.30              $10.00
     End of period ......................................................    $12.61              $10.30
    Number of Accumulation Shares outstanding at end of period ..........     9,114                   0






     This supplement is accompanied with a prospectus supplement dated May 1, 2000
     -----------------------------------------------------------------------------
 for the Trust that contains detailed information about the Global Equity Fund. Be sure
 --------------------------------------------------------------------------------------
to read that prospectus supplement before selecting the Global Equity investment option.
----------------------------------------------------------------------------------------


                                       2